INCOME TAXES AND DEFERRED TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 157,866
Opening Balance - Liabilities	1,782,834
Closing balance - Assets	186,884	$ 157,866
Closing balance - Liabilities	1,663,983	1,782,834
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,782,834	1,755,528
Deferred tax Expenses (Income)	(168,278)	3,868
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	52,199
Increase (decrease) Net exchange differences	(2,772)	23,438
Closing balance - Liabilities	1,663,983	1,782,834	$ 1,755,528
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,771
Closing balance - Assets	7,433	5,771
Post Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	17,618
Closing balance - Assets	19,276	17,618
Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,716
Closing balance - Assets	11,267	11,716
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	9,806
Opening Balance - Liabilities	934,892
Closing balance - Assets	11,657	9,806
Closing balance - Liabilities	860,498	934,892
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	934,892	930,608
Deferred tax Expenses (Income)	(82,445)	(1,065)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	9,735
Increase (decrease) Net exchange differences	(1,684)	5,349
Closing balance - Liabilities	860,498	934,892	930,608
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,699
Opening Balance - Liabilities	7,186
Closing balance - Assets	4,348	12,699
Closing balance - Liabilities	12,684	7,186
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	7,186	6,376
Deferred tax Expenses (Income)	5,497	810
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	1	0
Closing balance - Liabilities	12,684	7,186	6,376
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	50,917
Closing balance - Assets	62,706	50,917
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,158
Opening Balance - Liabilities	31,072
Closing balance - Assets	5,941	7,158
Closing balance - Liabilities	32,580	31,072
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	31,072	31,912
Deferred tax Expenses (Income)	1,508	(840)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	32,580	31,072	31,912
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,069
Closing balance - Assets	21,354	7,069
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,886
Closing balance - Assets	5,149	4,886
Intangible revaluation differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	10
Opening Balance - Liabilities	27,222
Closing balance - Assets	10,389	10
Closing balance - Liabilities	22,014	27,222
Intangible revaluation differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	27,222	26,419
Deferred tax Expenses (Income)	(4,880)	(528)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(328)	1,331
Closing balance - Liabilities	22,014	27,222	26,419
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	22,985
Opening Balance - Liabilities	20,004
Closing balance - Assets	27,364	22,985
Closing balance - Liabilities	17,731	20,004
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	20,004	26,203
Deferred tax Expenses (Income)	(6,730)	(9,229)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	4,467
Increase (decrease) Net exchange differences	(10)	3,030
Closing balance - Liabilities	17,731	20,004	26,203
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	719,577
Closing balance - Liabilities	676,876	719,577
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	719,577	693,103
Deferred tax Expenses (Income)	(79,947)	12,642
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	37,246
Increase (decrease) Net exchange differences	(751)	13,832
Closing balance - Liabilities	676,876	719,577	693,103
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	42,881
Closing balance - Liabilities	41,600	42,881
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	42,881	40,907
Deferred tax Expenses (Income)	(1,281)	2,078
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	(104)
Closing balance - Liabilities	41,600	42,881	40,907
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	157,866	140,251
Deferred tax Expenses (Income)		20,591
Deferred tax of items charged to other comprehensive income		(9,097)
Increase (decrease) through Business Combination
Increase (decrease) Net exchange differences		6,121
Closing balance - Assets		157,866	140,251
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,771	13,498
Deferred tax Expenses (Income)	931	(8,019)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	726
Increase (decrease) Net exchange differences	5	292
Closing balance - Assets	7,433	5,771	13,498
Deferred Tax Assets [Member] | Post Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	17,618	15,480
Deferred tax Expenses (Income)	2,286	579
Deferred tax of items charged to other comprehensive income	(673)	1,509
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	45	50
Closing balance - Assets	19,276	17,618	15,480
Deferred Tax Assets [Member] | Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,716	8,535
Deferred tax Expenses (Income)	(405)	3,181
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(44)	0
Closing balance - Assets	11,267	11,716	8,535
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	9,806	7,730
Deferred tax Expenses (Income)	1,850	2,076
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	1	0
Closing balance - Assets	11,657	9,806	7,730
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,699	21,805
Deferred tax Expenses (Income)	1,414	1,500
Deferred tax of items charged to other comprehensive income	(9,764)	(10,606)
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(1)	0
Closing balance - Assets	4,348	12,699	21,805
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	50,917	35,751
Deferred tax Expenses (Income)	7,271	11,498	(959)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	6,093
Increase (decrease) Net exchange differences	(1,575)	3,668
Closing balance - Assets	62,706	50,917	35,751
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,158	4,240
Deferred tax Expenses (Income)	(1,435)	2,918
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	221
Increase (decrease) Net exchange differences	(3)	0
Closing balance - Assets	5,941	7,158	4,240
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,069	3,997
Deferred tax Expenses (Income)	(3,697)	3,050
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	22
Closing balance - Assets	3,372	7,069	3,997
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,886	4,572
Deferred tax Expenses (Income)	(854)	261
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	1,133
Increase (decrease) Net exchange differences	(16)	53
Closing balance - Assets	5,149	4,886	4,572
Deferred Tax Assets [Member] | Intangible revaluation differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	10	56
Deferred tax Expenses (Income)	(954)	(46)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	11,333
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	10,389	10	56
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	30,216	24,587
Deferred tax Expenses (Income)	6,943	3,593
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	9,134
Increase (decrease) Net exchange differences	(948)	2,036
Closing balance - Assets	$ 45,345	$ 30,216	$ 24,587